Employee Benefit Plan (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined matching contributions plan	$ 48,976	$ 30,094
Contribution of employee benefit plan	$ 0	$ 0